CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	December 31,
	2014	2013
Assets
Current assets
Investments in subsidiaries	$46,500,302	$44,514,696
Total assets	$46,500,302	$44,514,696

Liabilities and Stockholders’ equity
Current liabilities
Accrued expenses and other payables	$32,546	$32,546
Total liabilities	$32,546	$32,546
Total stockholders’ equity	46,467,756	44,482,150
Total liabilities and stockholders’ equity	$46,500,302	$44,514,696

Schedule of Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2014	2013	2012

General and administrative expenses	$—	$—	$(180,170)
Equity income of subsidiaries	3,121,387	3,474,017	4,668,927
Net income	$3,121,387	$3,474,017	$4,488,757

Schedule of Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2014	2013	2012

Net cash used in operating activities	$—	$—	$(14,338)
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	(50,158)	—
Cash as January 1	—	50,158	64,496
Cash as of December 31	$—	$—	$50,158